Dividends - Summary of Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Dividends Payable [Line Items]
Dividends	$ 0.0	$ 158.6	$ 172.1
FY 2021 special dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.70
Dividends	$ 309.6
FY 2020 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividends	$ 44.7
FY 2019 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.26
Dividends	$ 113.9
FY 2019 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividends	$ 43.6
FY 2018 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.30
Dividends	$ 128.5